Revenues (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Revenues
Total revenues	$ 227,976	$ 204,890	$ 214,109
Milestone payment received			13,500
Third parties
Revenues
Total revenues	222,001	196,759	197,971
Related parties
Revenues
Total revenues	5,975	8,131	16,138
Goods-Marketed Products
Revenues
Total revenues	11,329	8,113	3,324
Goods-Distribution
Revenues
Total revenues	197,761	175,514	161,216
Commercialization services
Revenues
Total revenues	3,734	2,584	11,660
Commercialization services | Third parties
Revenues
Total revenues	3,734	2,584	11,660
Collaboration research and development services
Revenues
Total revenues	9,771	15,532	17,681
Collaboration research and development services | Third parties
Revenues
Total revenues	9,771	15,532	17,681
Research and development services
Revenues
Total revenues	491	494	7,832
Research and development services | Related parties
Revenues
Total revenues	491	494	7,832
Other collaboration revenue from royalties
Revenues
Total revenues	4,890	2,653	261
Other collaboration revenue from royalties | Third parties
Revenues
Total revenues	4,890	2,653	261
Other collaboration revenue from licensing
Revenues
Total revenues			12,135
Other collaboration revenue from licensing | Third parties
Revenues
Total revenues			12,135
Licenses
Revenues
Milestone payment received			12,100
Services
Revenues
Milestone payment received			1,400
Oncology/Immunology segment
Revenues
Total revenues	30,215	26,792	41,233
Oncology/Immunology segment | Third parties
Revenues
Total revenues	29,724	26,298	33,401
Oncology/Immunology segment | Related parties
Revenues
Total revenues	491	494	7,832
Oncology/Immunology segment | Goods-Marketed Products
Revenues
Total revenues	11,329	8,113	3,324
Oncology/Immunology segment | Commercialization services
Revenues
Total revenues	3,734
Oncology/Immunology segment | Collaboration research and development services
Revenues
Total revenues	9,771	15,532	17,681
Oncology/Immunology segment | Research and development services
Revenues
Total revenues	491	494	7,832
Oncology/Immunology segment | Other collaboration revenue from royalties
Revenues
Total revenues	4,890	2,653	261
Oncology/Immunology segment | Other collaboration revenue from licensing
Revenues
Total revenues			12,135
Other Ventures segment
Revenues
Total revenues	197,761	178,098	172,876
Other Ventures segment | Third parties
Revenues
Total revenues	192,277	170,461	164,570
Other Ventures segment | Related parties
Revenues
Total revenues	5,484	7,637	8,306
Other Ventures segment | Goods-Distribution
Revenues
Total revenues	$ 197,761	175,514	161,216
Other Ventures segment | Commercialization services
Revenues
Total revenues		$ 2,584	$ 11,660